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                                                       OMB Number: 3235-0578
                                                       Expires: April 30, 2010
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-2957

                              KEYCO BOND FUND, INC.
               (Exact name of registrant as specified in charter)

     27777 Franklin Road, Suite 1630
          Southfield, Michigan                                      48034
(Address of principal executive offices)                          (Zip code)

                            Joel D. Tauber, President
                              Keyco Bond Fund, Inc.
                         27777 Franklin Road, Suite 1630
                           Southfield, Michigan 48034
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (248) 353-0790

                      Date of fiscal year end: September 30

                     Date of reporting period: June 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

KEYCO BOND FUND, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008

                            LONG-TERM STATE AND                             PRINCIPAL        FAIR
                           MUNICIPAL OBLIGATIONS                              AMOUNT        VALUE
------------------------------------------------------------------------   -----------   -----------
MICHIGAN (47.3% OF INVESTMENT FAIR VALUE)
Berkley, Michigan, City School District, 5%, May 2019                      $   425,000   $   446,212
Detroit, Michigan, FSA, Series A, 5%, April 2019                               640,000       650,445
Detroit, Michigan, City School District, 5.5%, May 2020                        385,000       415,203
Detroit, Michigan, City School District, 5%, May 2022                          500,000       533,485
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2022                    250,000       263,483
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2024                    350,000       355,404
Dundee, Michigan, Community School District, 5.375%, May 2020                  365,000       382,750
Ferndale, Michigan, School District, 5%, May 2022                              450,000       467,419
Grand Ledge, Michigan, Public Schools, 5%, May 2022                            400,000       408,320
Kalamazoo, Michigan, Hospital Finance Authority, Facilities Revenue,
   Bronson Methodist Hospital, 5.25%, May 2018                                 145,000       146,591
Livonia, Michigan, Public Schools, 5.75%, May 2018                             380,000       401,006
Macomb County, Michigan, Building Authority, 5%, March 2021                    500,000       519,120
Madison, Michigan, District Public Schools, 5.125%, May 2018                   750,000       770,250
Michigan Municipal Bond Authority Revenue, Clean Water,
   State Revolving Fund, 5%, October 2022                                      325,000       338,396
Michigan Municipal Bond Authority Revenue, Clean Water,
   State Revolving Fund, 5%, October 2023                                      535,000       548,728
Michigan State Building Authority Revenue, Series 1, 4.75%,
   October 2021                                                                270,000       270,248
Michigan State Trunk Line, Series A, 4.75%, November 2020                      120,000       121,045
Michigan State House of Representatives Certificates of
   Participation, 5%, August 2020                                              460,000       466,311
Novi, Michigan, Building Authority, 5.6%, October 2019                         420,000       450,001
Saginaw Valley State University General Revenue, Michigan, 5.25%,
   July 2019                                                                   525,000       535,500
Saginaw Valley State University General Revenue, Michigan, 5.25%,
   July 2019                                                                    85,000        87,241
Utica, Michigan, Community Schools, 5%, May 2020                               400,000       415,112
Warren, Michigan, Water and Sewer Revenue, 5.25%, November 2019                500,000       533,720
Wayland, Michigan, Union School District, 5%, May 2026                         650,000       670,345
Wayne County, Michigan, Airport Revenue, Series B, 5.25%,
   December 2015                                                               135,000       138,151
Wayne County, Michigan, Airport Revenue, Series B, 5.25%,
   December 2017                                                               500,000       511,670
Wayne County, Michigan, Airport Revenue, Series B, 4.875%, December 2023       325,000       332,092
West Ottawa, Michigan, Public School District, Series A, 5%, May 2022          125,000       133,239
West Ottawa, Michigan, Public School District, Series A, 5%, May 2022          440,000       452,021
Wyandotte, Michigan, Downtown Development, 6.25%, December 2008                160,000       162,832
Zeeland, Michigan, Public Schools, 5%, May 2023                                225,000       229,196
                                                                           -----------   -----------
                                                                            11,740,000    12,155,536
                                                                           -----------   -----------

KEYCO BOND FUND, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008

                            LONG-TERM STATE AND                             PRINCIPAL       FAIR
                           MUNICIPAL OBLIGATIONS                              AMOUNT        VALUE
------------------------------------------------------------------------   -----------   -----------
ALL OTHER STATES AND TERRITORIES (52.7% OF INVESTMENT FAIR VALUE)
California State Various Purposes, 5%, June 2024                           $   475,000   $   482,144
Colorado State Board of Governors University Enterprise System
   Revenue, 5.25%, March 2027                                                  200,000       206,446
Collier County, Florida, School Board Certificates of Participation,
   4.625%, February 2026                                                       425,000       407,418
Florida State Turnpike Authority, Turnpike Revenue, Department of
   Transportation, 5%, July 2027                                               500,000       510,165
Gainesville, Florida, Utilities System Revenue, 6.5%, October 2014             705,000       792,455
Honolulu, Hawaii, New Public Housing Authority, 5.75%, August 2008             290,000       290,867
Honolulu, Hawaii, New Public Housing Authority, 5.75%, August 2009             700,000       727,608
Southern Illinois University Revenue, 5%, April 2026                           750,000       770,782
Illinois State, 4.85%, October 2024                                            425,000       430,988
Maryland State Health and Higher Educational Facilities Authority
   Revenue Johns Hopkins Hospital Redevelopment Issue, 6.625%, July 2008        20,000        20,000
Lawrence, Massachusetts, State Qualified, 5%, April 2027                       500,000       515,530
Clark County, Nevada, 5%, November 2024                                        300,000       308,205
Mercer County, New Jersey, Improvement Authority Revenue,
   State Justice Complex, 6.4%, January 2018                                   500,000       573,855
Metropolitan Transportation Authority, New York, Commuter
   Facilities Revenue, 5.25%, July 2017                                        310,000       320,745
Metropolitan Transportation Authority, New York, Revenue, 5%,
   November 2025                                                               350,000       352,023
New York, New York, CIFG, TCRS, CIFG, Series O, 5%, June 2022                  325,000       333,382
New York, New York, City Transitional Finance Authority Future
   Tax Secured Refunding, Series A-1, 4.375%, November 2024                    500,000       492,745
Western Nassau County, New York, Water Authority, Water
   System Revenue, 5%, May 2024                                                500,000       516,605
Toledo, Ohio, City School District, 5%, December 2025                          250,000       256,538
Erie County, Hospital Authority PA Revenue, Erie County Geriatric
   Center, U. S. Treasury, 6.25%, July 2011                                    330,000       342,672
Puerto Rico Commonwealth Highway and Transportation Authority
   Highway Revenue, 6.25%, July 2012                                           500,000       543,650
Puerto Rico Electric Power Authority, Power Revenue, Series PP, 5%,
   July 2023                                                                   575,000       568,428
Puerto Rico Industrial, Tourist, Educational, Medical and
   Environmental Control Facilities Financing Authority, 1998
   Series A, 5.375%, October 2013                                              435,000       447,876
Puerto Rico Public Finance Corporation Commonwealth
   Appropriation, 5.375%, June 2017                                            565,000       609,980

KEYCO BOND FUND, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008

                            LONG-TERM STATE AND                             PRINCIPAL        FAIR
                           MUNICIPAL OBLIGATIONS                              AMOUNT        VALUE
------------------------------------------------------------------------   -----------   -----------
ALL OTHER STATES AND TERRITORIES (CONTINUED)
Canutillo, Texas, Independent School District, 5%, August 2023             $   450,000   $   465,309
Conroe, Texas, Independent School District and Schoolhouse, 5.3%,
   February 2020                                                               445,000       454,581
Conroe, Texas, Independent School District and Schoolhouse, 5.3%,
   February 2020                                                                35,000        35,315
Corpus Christi, Texas, Business and Job Development Corporate
   Sales Tax Revenue, 5%, September 2021                                       475,000       486,680
Frisco, Texas, Certificates of Obligation, 5.25%, February 2018                500,000       525,515
Houston, Texas, Airport System Revenue, Series B, 5.5%, July 2020              730,000       763,470
                                                                           -----------   -----------
                                                                            13,065,000    13,551,977

                 Total investments                                         $24,805,000   $25,707,513
                                                                           ===========   ===========

NOTE TO INVESTMENT PORTFOLIO:

On June 30, 2008, the cost on a tax basis of investments in securities was $25,197,224. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost, were:


Gross unrealized appreciation                                                            $   823,599
Gross unrealized depreciation                                                                313,310
                                                                                         -----------
   Net unrealized appreciation                                                           $   510,289
                                                                                         ===========

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 3. EXHIBITS.

     (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEYCO BOND FUND, INC.


By: /s/ Joel D. Tauber
    ------------------------------------
    Joel D. Tauber, President

Date: July 30, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Joel D. Tauber
    ------------------------------------
    Joel D. Tauber, President

Date: July 30, 2008


By: /s/ Ellen T. Horing
    ------------------------------------
    Ellen T. Horing, Treasurer

Date: July 30, 2008

                                  EXHIBIT INDEX

Exhibit No.         Description
-----------------   -------------------------------------------------------------------------
EX.99.302CERT (2)   Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.